SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Home office building	$72,148	$62,585
Data processing equipment	57,322	54,615
Other, principally furniture and equipment	54,032	52,762

	183,502	169,962
Accumulated depreciation	(134,924)	(130,576)

Total property and equipment	$48,578	$39,386

Schedule of future maturities of stable value products

Year of Maturity	Amount
(Dollars In Thousands)
2012	$949,303.0
2013 - 2014	772,779.8
2015 - 2016	1,033,638.6
Thereafter	13,713.6

Summary of activity in the liability for unpaid claims for life and health insurance

	As of December 31,
	2011	2010	2009
	(Dollars In Thousands)
Balance beginning of year	$299,971	$299,396	$218,571
Less: reinsurance	156,932	148,479	111,451

Net balance beginning of year	143,039	150,917	107,120

Incurred related to:
Current year	653,525	471,039	471,408
Prior year	65,269	35,555	36,230

Total incurred	718,794	506,594	507,638

Paid related to:
Current year	639,118	457,511	411,699
Prior year	76,424	56,961	52,142

Total paid	715,542	514,472	463,841

Other changes:
Acquisition and reserve transfers	5,058	—	—

Net balance end of year	151,349	143,039	150,917
Add: reinsurance	161,450	156,932	148,479

Balance end of year	$312,799	$299,971	$299,396